Employee Benefit Plans and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2018
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2018 and 2017:

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2018	2017	2018	2017	2018	2017
	(in millions)
Service cost	$7	$7	$1	$1	$4	$4
Interest cost	18	18	5	9	—	—
Expected return on assets	(29)	(27)	(2)	(2)	—	—
Amortization of:
Prior service credit	(1)	—	(20)	—	—	—
Actuarial loss	19	21	1	1	1	1
Other	—	3	—	—	—	—
Net periodic benefit cost	$14	$22	$(15)	$9	$5	$5

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017	2018	2017
	(in millions)
Service cost	$13	$14	$3	$3	$8	$7
Interest cost	36	36	14	18	1	1
Expected return on assets	(57)	(54)	(4)	(4)	—	—
Amortization of:
Prior service credit	(1)	—	(21)	(1)	—	—
Actuarial loss	38	43	3	3	1	1
Other	—	3	—	—	—	—
Net periodic benefit cost	$29	$42	$(5)	$19	$10	$9